Asset Impairment - Detailed information about property, plant, and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	$ 345	$ 79
Impairment reversal			$ (151)
Asset impairment charge	648	84	25
Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0	0	15
Decommissioning and restoration
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	32	0	2
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	12	0	0
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	5	2	0
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	5	0	0
Coal Rights
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	17	0	0
Project Development Costs
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	10	0	18
Write-downs (reversals of write-downs) of property, plant and equipment	1	0	18
Project Development Costs | Hydro generation
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	9
Centralia Mine | Decommissioning and restoration
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0	3	141
Highvale Mine | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	195	0	0
Kaybob Cogeneration Project
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	$ 27	$ 0	$ 0